Summary of Significant Accounting Policies - Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-controlling interest	$ 1,068,068	$ 746,143
Accumulated deficit	(213,193)	(396,605)
Net Income (Loss) Attributable to Noncontrolling Interest	366,782	110,953	$ (11,174)
Net income attributable to the shareholders of Teekay Corporation	150,641	78,407	7,806
Long-term Debt	0	21,184
Interest Expense	28,009	38,580	68,412
Net Income (Loss) Attributable to Parent, Diluted	$ 148,887	$ 79,482	$ 7,806
• Diluted income	$ 1.54	$ 0.76	$ 0.08
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	1,810,599	0
Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	$ 366,782	$ 109,153	$ (49,776)
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				$ (6,334)
Long-term Debt				6,300
Additional Paid in Capital				$ 6,300
Interest Expense			3,000
Net Income (Loss) Attributable to Parent, Diluted			$ 6,400
• Diluted income			$ 0.08
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities			9,588,378
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	366,909	172,857	$ (174,787)
Net income attributable to the shareholders of Teekay Corporation	146,762	56,229	(67,585)
Teekay Tankers | Undistributed Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest	366,909	172,857	(174,787)
Net income attributable to the shareholders of Teekay Corporation	$ 146,762	$ 56,229	$ (67,585)